As filed with the Securities and Exchange Commission on November 1, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21635

Mount Yale Opportunity Fund, LLC
(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630
Minneapolis, MN 55437
(Address of principal executive offices) (Zip code)

Mount Yale Opportunity Fund, LLC
8000 Norman Center Drive, Suite 630
Minneapolis, MN 55437
(Name and address of agent for service)

(952) 897-5390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Mount Yale Opportunity Fund, LLC
Schedule of Investments
September 30, 2006 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 102.3%
Federal Home Loan Bank Discount Note, zero coupon, due 10/06/06	1,053,000	$1,052,368

TOTAL SHORT-TERM INVESTMENTS (Cost $1,052,295)		1,052,368

Total Investments (Cost $1,052,295) - 102.3%		1,052,368
Liabilities in Excess of Other Assets - (2.3)%		-23,562
TOTAL NET ASSETS - 100.0%		$1,028,806

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at 9/30/06 was as follows*:

Cost of investments	$1,052,295

Gross unrealized appreciation	$73
Gross unrealized depreciation	0
Net unrealized depreciation	$73

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer tothe Notes to Financial Statement section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mount Yale Opportunity Fund, LLC

By (Signature and Title) /s/ John L. Sabre_________
John L. Sabre, Principal Executive Officer

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John L. Sabre
John L. Sabre, Principal Executive Officer

Date October 30, 2006

By (Signature and Title) /s/ Michael J. Sabre
Michael J. Sabre, Principal Financial Officer

Date October 30, 2006